Company Information (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 20, 2023
Gross proceeds	$ 21,014
Cash held in trust account	1,264
Private investment in public equity	$ 19,750			$ 3,645		$ 19,750
Common stock price per share								$ 0.01
Incurred losses from operations		$ 8,070	$ 9,348	30,528	35,179	46,395	$ 35,544
Accumulated deficit		$ 134,859		134,859		104,457	83,762
Proceeds from the merger					$ 21,014	21,014
Asset, Held-in-Trust, Current						$ 1,264
Common Class A [Member]
Common stock price per share	$ 10.00					$ 10.00